Annual Total Returns- SmartRetirement Blend 2040 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2040 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.01%	7.00%	(1.13%)	8.78%	20.29%	(7.98%)	23.83%	13.01%